Schedule of Stock Option Outstanding (Details)	12 Months Ended
	Jun. 30, 2024 shares Integer $ / shares	Jun. 30, 2023 Integer	Mar. 01, 2023 $ / shares	Nov. 04, 2022 $ / shares	Oct. 03, 2022 $ / shares
Disclosure of classes of share capital [line items]
Exercise price | $ / shares			$ 0.75	$ 0.75	$ 0.10
Stock option one [member]
Disclosure of classes of share capital [line items]
Date granted	Nov. 04, 2022
Expiry	Nov. 04, 2027
Exercise price | $ / shares	$ 0.75
Outstanding number of options	2,759,000
Exercisable number of options | shares	1,379,500
Equity Option [Member]
Disclosure of classes of share capital [line items]
Balance	2,759,000
Granted	82,500	2,774,000
Forfeited	(82,500)	(15,000)
Balance	2,759,000	2,759,000